Equity - Summary of Assumption Used to Estimate the Fair Value of Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Exercise price	$ 0.99	$ 1.21
Expected term	3 years	4 years
Expected volatility	80.40%	90.40%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	1.59%	1.23%
Fair Value	$ 0.59	$ 0.78